AVAILABLE-FOR-SALE SECURITIES (Details 4) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Designated credit reserve, Acquisitions	$ (18,378,288)	$ (5,363,444)
Designated credit reserve, Accretion of net discount	0	0
Designated credit reserve, Realized gain on paydowns	0
Designated credit reserve, Realized credit losses	1,755,001	480,862
Designated credit reserve, Release of credit reserves	655,775
Designated credit reserve, Ending balance	(15,967,512)	(4,882,582)
Unamortized net discount, Acquisitions	(24,450,562)	(3,997,817)
Unamortized net discount, Accretion of net discount	1,663,450	463,478
Unamortized net discount, Realized gain on paydowns	5,762
Unamortized net discount, Realized credit losses	0	0
Unamortized net discount, Release of credit reserves	0
Unamortized net discount, Ending balance	(22,781,350)	(3,534,339)
Acquisitions, Total	(42,828,850)	(9,361,261)
Accretion of net discount, Total	1,663,450	463,478
Realized gain on paydowns, Total	5,762
Realized credit losses, Total	1,755,001	480,862
Release of credit reserves, Total	655,775
Ending balance, Total	$ (38,748,862)	$ (8,416,921)